INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Intangible assets	$ 173,783,956	$ 76,704,869	$ 67,342,362
Amortization of intangible assets	27,400,000
HB4 soy and breeding program
Intangible assets
Intangible assets	31,679,681	29,802,534	27,611,142
Integrated seed products
Intangible assets
Intangible assets	2,841,008	3,137,158	2,558,220
Microbiological products
Intangible assets
Intangible assets	49,508,801	5,792,348	3,996,657
Trademarks and patents
Intangible assets
Intangible assets	59,760,753	8,267,041	6,923,256
Software
Intangible assets
Intangible assets	1,987,690	2,167,985	1,849,041
Customer loyalty
Intangible assets
Intangible assets	23,006,023	22,537,803	19,404,046
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000	$ 5,000,000